Short Term Bank Deposits	12 Months Ended
Dec. 31, 2024
Short Term Bank Deposits [Abstract]
SHORT TERM BANK DEPOSITS

NOTE 5 - SHORT TERM BANK DEPOSITS

In 2023, Eco Wave Power Ltd. deposited an amount of $4,000 for a period of six months in short term bank deposit. In 2024, Eco Wave Power Ltd. deposited an amount of $1,250 for a period of one year in short term bank deposit. The short term bank deposits are in USD. The Company will be entitled to interest at an annual rate of 5.39% at the end of the deposit period should it not withdraw the deposit before the end of the period.